Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenue	$ 1,069,505	$ 1,443,388
Operating costs and expenses:
Lease operating expenses	1,394,411	1,405,429
Depreciation, depletion and amortization	335,348	305,090
General and administrative expenses	1,761,060	1,623,973
Total operating costs and expenses	3,490,819	3,334,492
Loss from operations	(2,421,314)	(1,891,104)
Other income (expense):
Change in fair value of warrants	(32,874)	(144,569)
Allowance on other receivables	(509,283)
Exchange gain (loss)	132,463	(63,983)
Other income (expenses), net	6,234	510
Total other expenses, net	(403,460)	(208,042)
Loss before income tax	(2,824,774)	(2,099,146)
Income tax provision
Net loss	(2,824,774)	(2,099,146)
Comprehensive loss:
Net loss	(2,824,774)	(2,099,146)
Actuarial gain for post-employment benefits	2,357
Total comprehensive loss	$ (2,822,417)	$ (2,099,146)
Loss per ordinary share attributable to the Company
Basic	$ (0.19)	$ (0.26)
Diluted	$ (0.19)	$ (0.26)
Weighted average number of ordinary shares outstanding
Basic	14,987,474	10,142,694
Diluted	14,987,474	10,142,694